Merger Agreement (Details)			1 Months Ended
	Jul. 14, 2021 USD ($) $ / shares shares	Jan. 24, 2021 $ / shares shares	Jan. 24, 2021 USD ($) $ / shares shares	Jan. 29, 2021 $ / shares
Business Acquisition [Line Items]
Threshold Conversion Ratio of Stock			1
Merger agreement
Business Acquisition [Line Items]
Aggregate cash consideration | $	$ 911,300,000		$ 911,300,000
Value of founder shares, consideration | $	$ 28,280,000		$ 28,280,000
Number of founder shares issued, consideration			2,828,000
Acquisition value per share | $ / shares	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Adjusted merger value per share | $ / shares			$ 10.00
Number of shares forfeited	3,828,000	3,828,000
Threshold Conversion Ratio of Stock			1
Merger agreement | Sponsor
Business Acquisition [Line Items]
Number of shares to be forfeited under A&R agreement		3,828,000	3,828,000
Number of shares forfeited	2,828,000	2,828,000	2,828,000
Merger agreement | TJF
Business Acquisition [Line Items]
Number of shares forfeited	1,000,000	1,000,000	1,000,000